Basis of presentation for the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Basis Of Presentation For The Consolidated Financial Statements [Abstract]
Schedule of detailed information about subsidiaries
The following tables detail general information as of December 31, 2024 and 2023 on the companies in which the group exercises control:

			Country of	Functional	Ownership Interest
Subsidiaries	TAX ID No.	Address	Incorporation	Currency	Direct	Indirect	Total
SQM Nitratos S.A.	96.592.190-7	El Trovador 4285, Las Condes	Chile	Dollar	99.9999	0.0001	100.0000
SQM Potasio SpA (9)	96.651.060-9	El Trovador 4285, Las Condes	Chile	Dollar	100.0000	-	100.0000
Serv. Integrales de Tránsito y Transf. S.A.	79.770.780-5	Arturo Prat 1060, Tocopilla	Chile	Dollar	0.0003	99.9997	100.0000
Isapre Norte Grande Ltda.	79.906.120-1	Aníbal Pinto 3228, Antofagasta	Chile	Peso	1.0000	99.0000	100.0000
Ajay SQM Chile S.A.	96.592.180-K	Av. Pdte. Eduardo Frei 4900, Santiago	Chile	Dollar	51.000	-	51.000
Almacenes y Depósitos Ltda.	79.876.080-7	El Trovador 4285, Las Condes	Chile	Peso	1.0000	99.0000	100.0000
SQM Salar SpA (10)	79.626.800-K	El Trovador 4285, Las Condes	Chile	Dollar	-	100.0000	100.0000
SQM Industrial S.A.	79.947.100-0	El Trovador 4285, Las Condes	Chile	Dollar	99.0470	0.9530	100.0000
Exploraciones Mineras S.A.	76.425.380-9	El Trovador 4285, Las Condes	Chile	Dollar	0.2691	99.7309	100.0000
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	76.534.490-5	Aníbal Pinto 3228, Antofagasta	Chile	Peso	-	100.0000	100.0000
Soquimich Comercial S.A.	79.768.170-9	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Comercial Agrorama Ltda. (1)	76.064.419-6	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Comercial Hydro S.A.	96.801.610-5	El Trovador 4285, Las Condes	Chile	Dollar	-	100.0000	100.0000
Agrorama S.A.	76.145.229-0	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Orcoma Estudios SpA	76.359.919-1	Apoquindo 3721 OF 131, Las Condes	Chile	Dollar	100.0000	-	100.0000
Orcoma SpA	76.360.575-2	Los Militares 4290, Las Condes	Chile	Dollar	100.0000	-	100.0000
SQM MaG SpA	76.686.311-9	Los Militares 4290, Las Condes	Chile	Dollar	-	100.0000	100.0000
SQM Nueva Potasio SpA (11)	76.630.159-2	Los Militares 4290, Las Condes	Chile	Dollar	99.6703	0.3297	100.0000
SQM Lab SpA (17)	78.009.141-K	Los Militares 4290, Las Condes	Chile	Dollar	-	100.0000	100.0000
Sociedad Contractual Minera Búfalo	77.114.779-8	Los Militares 4290, Las Condes	Chile	Dollar	99.9000	0.1000	100.0000
SQM North America Corp.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	40.0000	60.0000	100.0000
RS Agro Chemical Trading Corporation A.V.V. (5)	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	-	-	—
Nitratos Naturais do Chile Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	-	100.0000	100.0000
SQM Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	0.0002	99.9998	100.0000
SQM Ecuador S.A.	Foreign	Av. José Orrantia y Av. Juan Tanca Marengo Edificio Executive Center Piso 2 Oficina 211	Ecuador	Dollar	0.00401	99.9960	100.0000
SQM Brasil Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	0.4700	99.5300	100.0000
SQMC Holding Corporation.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta	United States of America	Dollar	0.1000	99.9000	100.0000
SQM Japan Co. Ltd.	Foreign	From 1st Bldg 207, 5-3-10 Minami- Aoyama, Minato-ku, Tokio	Japan	Dollar	0.1597	99.8403	100.0000

			Country of Incorporation	Functional Currency	Ownership Interest
Subsidiaries	TAX ID No.	Address			Direct	Indirect	Total
SQM Europe N.V. (3)	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	0.5800	99.4200	100.0000
SQM International N.V.	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	-	-	-
SQM Indonesia S.A.	Foreign	Perumahan Bumi Dirgantara Permai, Jl Suryadarma Blok Aw No 15 Rt 01/09 17436 Jatisari Pondok Gede	Indonesia	Dollar	-	80.0000	80.0000
North American Trading Company (4)	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	-	-
SQM Virginia LLC (4)	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	-	-
SQM Comercial de México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol. CP 45050, Zapopan, Jalisco México	México	Dollar	0.0100	99.9900	100.0000
SQM Investment Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	1.0000	99.0000	100.0000
Royal Seed Trading Corporation A.V.V. (6)	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	1.6700	98.3300	100.0000

SQM Lithium Specialties Limited Partnership (4)	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	100.0000	100.0000
Comercial Caimán Internacional S.A. (2)	Foreign	Edificio Plaza Bancomer	Panamá	Dollar	-	100.0000	100.0000
SQM France S.A.	Foreign	ZAC des Pommiers 27930 Fauville	France	Dollar	-	100.0000	100.0000
Administración y Servicios Santiago S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol, CP 45050, Zapopan, Jalisco México	México	Dollar	-	100.0000	100.0000
SQM Nitratos México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol, CP 45050, Zapopan, Jalisco México	México	Dollar	-	100.0000	100.0000
Soquimich European Holding B.V.	Foreign	Luna Arena, Herikerbergweg 238 1101 CM Amsterdan	Holland	Dollar	-	100.0000	100.0000
SQM Iberian S.A.	Foreign	Provenza 251 Principal 1a CP 08008, Barcelona	Spain	Dollar	-	100.0000	100.0000
SQM África Pty Ltd.	Foreign	Tramore House, 3 Wterford Office Park, Waterford Drive, 2191 Fourways, Johannesburg	South Africa	Dollar	-	100.0000	100.0000
SQM Oceanía Pty Ltd.	Foreign	Level 9, 50 Park Street, Sydney NSW 2000, Sydney	Australia	Dollar	-	100.0000	100.0000
SQM Beijing Commercial Co. Ltd.	Foreign	Room 1001C, CBD International Mansion N 16 Yong An Dong Li, Jian Wai Ave Beijing 100022, P.R.	China	Dollar	-	100.0000	100.0000
SQM Thailand Limited (18)	Foreign	Unit 2962, Level 29, N° 388, Exchange Tower Sukhumvit Road, Klongtoey Bangkok	Thailand	Dollar	-	99.9980	99.9980
SQM Colombia SAS	Foreign	Cra 7 No 32 – 33 piso 29 Pbx: (571) 3384904 Fax: (571) 3384905 Bogotá D.C. – Colombia.	Colombia	Dollar	-	100.0000	100.0000
SQM Australia Pty	Foreign	Level 16, 201 Elizabeth Street Sydney	Australia	Dollar	-	100.0000	100.0000
SQM (Shanghai) Chemicals Co. Ltd.	Foreign	Room 4703-33, 47F, No.300 Middle Huaihai Road, Huangpu district, Shanghai	China	Dollar	-	100.0000	100.0000
Soquimich LLC	Foreign	Suite 22, Kyobo Building, 15th Floor, 1 Jongno Jongno-gu, Seoul, 03154 South Korea	South Korea	Dollar	-	100.0000	100.0000
SQM Holland B.V.	Foreign	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	Dollar	-	100.0000	100.0000
Soquimich Comercial Brasil Ltda.	Foreign	Avenida Bento Rocha, N° 821, Vila Alboitt, CEP 83221-565. Paranaguá	Brazil	Dollar	-	100.0000	100.0000
Blue Energy Business and Trade (Shanghai) Co., Ltd. (7)	Foreign	300 Huaihai Middle Road, distrito de Huangpu, Shanghai	China	Dollar	-	100.0000	100.0000
SQM Comercial Perú S.A.C. (8)	Foreign	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	Dollar	0.00001	99.99999	100.0000
SQM India Private Limited (12)	Foreign	LEVAL 3A WING, TOWER B1 Symphony IT park, NANDED, Nanded, Pune City, Pune - 411041, Maharashtra	India	Indian Rupee	0.0202	99.9798	100.0000
Sichuan Dixin New Energy Co., Ltd. (*)	Foreign	No.8 Yuhui Road, Xiu wen Town, Dong po District, Meishan, Sichuan Province	China	Chinese Yuan	-	100.0000	100.0000
SQM (Shanghai) Industrial Co, Ltd. (13)	Foreign	West Nanjing Road Branch, Shanghai.	China	Dollar	-	100.0000	100.0000
Sociedad Química y Minera Maroc (14)	Foreign	Entrée Ouest, Niveau 1 Anfa Place BD de la corniche Ain diab 20180, Casablanca, Marocco.	Marocco	Dollar	-	100.0000	100.0000
SQM Lithium North America Corporation (15)	Foreign	2727 Paces Ferry Rd SE, Building 2, Suite 1425, Atlanta, GA.	United States of America	Dollar	-	100.0000	100.0000
SQM Lithium Europe NV (16)	Foreign	Houtdok-Noordkaai 25A, 2030 ANTWERP, Belgium	Belgium	Dollar	-	100.0000	100.0000
SQM Japan Lithium Co. Ltd. (19)	Foreign	#207 From 1st Bldg., 5-3-10 Minami Aoyama, Minato-ku, Tokyo, 107-00762 Japan	Japan	Dollar	-	100.0000	100.0000
Harding Battery Minerals (Novo JV)	Foreign	Level 19, 109 St Georges Tce, WA 6000	Australia	Australian dollar	-	75.0000	75.0000

(1)SQM has control over Comercial Agrorama Ltda.´s management
(2)Comercial Caiman Internacional S.A. was liquidated on September 30, 2023.
(3)On July 1, 2023, SQM Europe N.V. absorbed its affiliate SQM International N.V. As of December 31, 2022, ownership interest over SQM International was 100% indirect.
(4)During the fourth quarter, SQM Virginia LLC, North American Trading Company and SQM Lithium Specialties Limited Partnership were liquidated. As of December 31, 2022, ownership interest over these entities were 100% indirect.
(5)During the first quarter of 2024, RS Agro Chemical Trading Corporation A.V.V. was liquidated.
(6)During the first quarter of 2024, Royal Seed Trading Corporation A.V.V. was liquidated.
(7)Blue Energy Business and Trade (Shanghai) Co., Ltd. was incorporated on March 21, 2024.
(8)On March 27, 2024, 100% of SQM Vitas Perú S.A.C. was acquired.
(9)On May 31, 2024, SQM Potasio S.A. was transformed from SQM Potasio S.A. to SQM Potasio SpA.
(10)On May 31, 2024, SQM Salar S.A. was transformed from SQM Salar S.A. to SQM Salar SpA.
(11)On May 31, 2024, SQM Potasio SpA was divided creating SQM Nueva Potasio SpA.
(12)On April 22, 2024, the subsidiary SQM India Private Limited was incorporated.
(13)On September 18, 2024, the company SQM (Shanghai) Industrial Co., Ltd. was incorporated.
(14)On July 18, 2024, Sociedad Química y Minera Maroc was incorporated.
(15)On September 17, 2024, SQM Lithium North America Corporation was incorporated.
(16)On September 9, 2024, SQM Lithium Europe NV was incorporated.
(17)On December 16, 2024, SQM Lab SpA was incorporated.
(18)In the fourth quarter of 2024, SQM Thailand Limited was liquidated.
(19)On October of 2024, SQM Japan Lithium Co. Ltd. was incorporated.

(*) On April 30, 2024 The Company acquired the total interest ownership in Sichuan Dixin New Energy Co. Ltd. for an amount of ThUS$ 127,152 (ThUS$ 12,489 are yet to be paid and it is recognized as a liability at the reporting date) and recognizing an identified intangible asset for ThUS$ 10,130 (see note 14 on intangible assets). The Company entered this transaction to acquire a battery-grade lithium hydroxide monohydrate plant with a production capacity of approximately 20,000 tons per year for the Company’s lithium sulfate salts. See additional details in note 12.2. Assets and liabilities recognized upon acquisition consider the following:

Certain financial statement items	ThUS$
Property, plant and equipment	101,357
Intangible assets (including identified intangible assets)	12,861
Cash and cash equivalents	1,093
Current assets	33,056
Total liabilities	(21,215)
Total	127,152